Goodwill Impairment Charge by Reporting Unit (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Net Goodwill balance after impairment	$ 4,505	$ 4,539	$ 4,885	$ 4,856
Availability Services
Goodwill [Line Items]
Net Goodwill balance before impairment		914
Impairment Charge		(385)
Net Goodwill balance after impairment		$ 529